Significant accounting policies - Additional information (Details)	12 Months Ended
Dec. 31, 2022 item shares
Significant accounting policies
Number of shares in a unit | shares	1
Number of warrants in a unit | shares	0.5
Number of cash generating units | item	6
Number of revenue categories | item	8